GAIN/LOSS ON SALE OF VESSEL Gain/ (loss) on sale of assets (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Line Items]
(Loss) gain on sale of assets and amortization of deferred gains [Table Text Block]

(in thousands of $)	2016	2015
Gain on cancellation of newbuilding contracts;
- hull D2174	—	1,735
- hull J0106	—	23,222
Gain on sale of newbuilding contracts;
- hull H1071	—	9,212
- hull H1072	—	9,978
- hull H1073	—	9,680
- hull H1074	—	9,908
	—	63,735